U.S. Momentum Factor ETF Investment Strategy - U.S. Momentum Factor ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of U.S. equity securities selected to represent positive momentum factor characteristics. The Fund’s adviser is the sponsor of the Underlying Index and developed the proprietary factors on which the Underlying Index is based. FTSE International Limited, the Benchmark Administrator, administers, calculates and governs the Underlying Index. Holdings in the Underlying Index are selected primarily from the constituents of the Russell 1000 Index, a larger market capitalization weighted Russell Index, which is comprised of large- and mid-cap equity securities of companies located in the United States. The rules-based proprietary selection process utilizes a momentum factor to identify companies that have had better recent performance compared to other securities. The Underlying Index is diversified across the following sectors on a market capitalization weighted basis: basic materials, consumer discretionary, consumer staples, energy, financials, health care, industrials, real estate, technology, telecommunication and utilities. Within each sector, individual equity securities are also weighted to ensure diversification. The Fund’s securities are large- and mid-cap equity securities of U.S. companies, including common stock, preferred securities and real estate investment trusts. As of January 30, 2026, there were 267 companies represented in the Underlying Index and the market capitalizations of those companies ranged from $3.5 billion to $4.7 trillion. The number of components and the market capitalizations of the companies are subject to change over time.UNDERLYING INDEX CHARACTERISTICMomentum – A tendency that stocks that are rising in price tend to continue to rise, while those that are falling tend to continue to fall. Targets equity securities which have higher risk-adjusted returns relative to those of their sector peers over a twelve month period. The twelve month returns are divided by the twelve month volatility of the returns to get the risk-adjusted returns.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed investment companies, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the underlying index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when the Fund is utilizing representative sampling, it must invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index. The Fund may invest up to 10% of its assets in exchange-traded futures contracts to seek performance that corresponds to the Underlying Index. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries. As of January 30, 2026, a significant portion of the Underlying Index is represented by securities of companies in the technology and consumer discretionary sectors.